GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Goodwill	$ 19,131	$ 32,965
Period covered by financial budgets used in cash flow projections	5 years
Israel telemedicine
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3,109	$ 3,126
Pre-tax discount rate applied to cash flow projections	19.30%	20.70%
Growth rate used to extrapolate cash flow projections	3.20%	3.20%
Israel telemedicine | 5 year forecast
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	3.00%	3.20%
Israel Mediton
Disclosure of information for cash-generating units [line items]
Goodwill	$ 16,022	$ 16,111
Pre-tax discount rate applied to cash flow projections	17.60%	19.40%
Growth rate used to extrapolate cash flow projections	3.20%	3.20%
Israel Mediton | 5 year forecast
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	3.60%	4.90%
Germany
Disclosure of information for cash-generating units [line items]
Goodwill	$ 0	$ 13,728
Pre-tax discount rate applied to cash flow projections	15.40%	20.50%
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Germany | 5 year forecast
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	2.00%	11.30%